INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Income tax (benefit) computed at federal statutory tax rate	(34.00%)	34.00%
State taxes, net of federal	(5.83%)	5.83%
Permanent differences	0.10%	0.10%
Change in valuation allowance	39.73%	(11.18%)
Effective income tax rate	0.00%	28.75%